Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

September 30, 2019

VIPVS-QTLY-1119
1.808798.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.3%
GCI Liberty, Inc. (a)	79,200	$4,915,944
Media - 2.0%
Liberty Global PLC Class C (a)	137,400	3,268,746
Nexstar Broadcasting Group, Inc. Class A	45,700	4,675,567
		7,944,313

TOTAL COMMUNICATION SERVICES		12,860,257

CONSUMER DISCRETIONARY - 9.3%
Distributors - 1.2%
LKQ Corp. (a)	152,400	4,792,980
Hotels, Restaurants & Leisure - 1.7%
Eldorado Resorts, Inc. (a)(b)	100,300	3,998,961
The Stars Group, Inc. (a)(b)	170,000	2,546,600
		6,545,561
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	33,102	4,106,965
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	127,800	4,981,644
Leisure Products - 0.6%
Mattel, Inc. (a)(b)	213,800	2,435,182
Specialty Retail - 1.0%
Lowe's Companies, Inc.	35,800	3,936,568
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd. (a)	105,900	3,511,644
PVH Corp.	34,300	3,026,289
Tapestry, Inc.	131,000	3,412,550
		9,950,483

TOTAL CONSUMER DISCRETIONARY		36,749,383

CONSUMER STAPLES - 6.5%
Food & Staples Retailing - 1.4%
U.S. Foods Holding Corp. (a)	138,100	5,675,910
Food Products - 3.0%
Conagra Brands, Inc.	217,200	6,663,696
Darling International, Inc. (a)	277,163	5,302,128
		11,965,824
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	78,500	4,138,520
Tobacco - 1.0%
Altria Group, Inc.	92,700	3,791,430

TOTAL CONSUMER STAPLES		25,571,684

ENERGY - 6.7%
Energy Equipment & Services - 0.7%
Baker Hughes, A GE Co. Class A	115,100	2,670,320
Oil, Gas & Consumable Fuels - 6.0%
Cheniere Energy, Inc. (a)	84,300	5,315,958
Encana Corp. (Toronto)	721,300	3,304,745
Hess Corp.	84,800	5,128,704
Noble Energy, Inc.	238,900	5,365,694
Valero Energy Corp.	56,300	4,799,012
		23,914,113

TOTAL ENERGY		26,584,433

FINANCIALS - 19.3%
Banks - 3.7%
SunTrust Banks, Inc.	109,900	7,561,120
U.S. Bancorp	130,216	7,206,153
		14,767,273
Capital Markets - 7.1%
Ameriprise Financial, Inc.	39,800	5,854,580
Apollo Global Management LLC Class A	148,913	5,631,890
Lazard Ltd. Class A	103,914	3,636,990
LPL Financial	68,900	5,642,910
Northern Trust Corp.	78,300	7,306,956
		28,073,326
Consumer Finance - 5.5%
Capital One Financial Corp.	84,200	7,660,516
OneMain Holdings, Inc.	113,000	4,144,840
SLM Corp.	494,700	4,365,728
Synchrony Financial	158,600	5,406,674
		21,577,758
Insurance - 3.0%
American International Group, Inc.	113,900	6,344,230
Chubb Ltd.	33,000	5,327,520
		11,671,750

TOTAL FINANCIALS		76,090,107

HEALTH CARE - 4.4%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	32,600	3,192,844
Health Care Providers & Services - 2.5%
Centene Corp. (a)	61,100	2,643,186
Cigna Corp.	27,900	4,234,941
Humana, Inc.	12,100	3,093,607
		9,971,734
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	31,900	4,087,666

TOTAL HEALTH CARE		17,252,244

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.0%
General Dynamics Corp.	18,000	3,289,140
Huntington Ingalls Industries, Inc.	21,400	4,532,306
		7,821,446
Airlines - 0.8%
American Airlines Group, Inc.	112,000	3,020,640
Commercial Services & Supplies - 1.2%
The Brink's Co.	58,300	4,835,985
Construction & Engineering - 2.3%
AECOM (a)	139,000	5,220,840
Williams Scotsman Corp. (a)	243,500	3,793,730
		9,014,570
Road & Rail - 2.0%
Knight-Swift Transportation Holdings, Inc. Class A	78,400	2,845,920
Ryder System, Inc.	99,100	5,130,407
		7,976,327
Trading Companies & Distributors - 5.0%
AerCap Holdings NV (a)	98,600	5,398,350
Ashtead Group PLC	98,000	2,728,027
Fortress Transportation & Infrastructure Investors LLC	155,400	2,354,310
HD Supply Holdings, Inc. (a)	136,600	5,351,305
Univar, Inc. (a)	185,100	3,842,676
		19,674,668

TOTAL INDUSTRIALS		52,343,636

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	265,200	3,118,752
Electronic Equipment & Components - 1.1%
Flextronics International Ltd. (a)	211,900	2,217,534
Jabil, Inc.	57,900	2,071,083
		4,288,617
IT Services - 1.3%
Conduent, Inc. (a)	310,800	1,933,176
DXC Technology Co.	103,300	3,047,350
		4,980,526
Semiconductors & Semiconductor Equipment - 2.2%
Marvell Technology Group Ltd.	189,900	4,741,803
NXP Semiconductors NV	38,200	4,168,384
		8,910,187
Software - 1.5%
Micro Focus International PLC	161,313	2,266,802
SS&C Technologies Holdings, Inc.	74,900	3,862,593
		6,129,395

TOTAL INFORMATION TECHNOLOGY		27,427,477

MATERIALS - 6.3%
Chemicals - 4.1%
DowDuPont, Inc.	73,839	5,265,459
The Mosaic Co.	196,862	4,035,671
Westlake Chemical Corp. (b)	103,300	6,768,216
		16,069,346
Construction Materials - 0.7%
Summit Materials, Inc. (a)	133,700	2,968,140
Containers & Packaging - 1.5%
Crown Holdings, Inc. (a)	88,400	5,839,704

TOTAL MATERIALS		24,877,190

REAL ESTATE - 13.4%
Equity Real Estate Investment Trusts (REITs) - 11.8%
American Tower Corp.	34,600	7,651,098
CubeSmart	247,100	8,623,790
Douglas Emmett, Inc.	128,300	5,495,089
Equinix, Inc.	15,100	8,709,680
Equity Lifestyle Properties, Inc.	62,800	8,390,080
National Retail Properties, Inc.	138,600	7,817,040
		46,686,777
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	119,600	6,339,996

TOTAL REAL ESTATE		53,026,773

UTILITIES - 10.2%
Electric Utilities - 5.9%
FirstEnergy Corp.	287,900	13,885,417
Vistra Energy Corp.	359,800	9,617,454
		23,502,871
Multi-Utilities - 4.3%
Sempra Energy	114,661	16,925,110

TOTAL UTILITIES		40,427,981

TOTAL COMMON STOCKS
(Cost $364,583,176)		393,211,165

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.96% (c)	1,302,716	1,302,976
Fidelity Securities Lending Cash Central Fund 1.96% (c)(d)	8,833,217	8,834,100
TOTAL MONEY MARKET FUNDS
(Cost $10,137,076)		10,137,076
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $374,720,252)		403,348,241
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(8,758,083)
NET ASSETS - 100%		$394,590,158

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$93,781
Fidelity Securities Lending Cash Central Fund	14,053
Total	$107,834

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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